Trade Accounts and Notes Receivable, Other Accounts Receivable and Others (Tables)	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Summary of Trade Accounts and Notes Receivable
(a)
Trade accounts and notes receivable as of December 31, 2021 and December 31, 2022 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2022
Due from third parties	₩	3,818,980	2,042,746
Due from related parties		755,809	316,168
	₩	4,574,789	2,358,914

Summary of Other Accounts Receivable
(b)
Other accounts receivable as of December 31, 2021 and December 31, 2022 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2022
Current assets
Non-trade receivables, net(*)	₩	108,875	146,921
Accrued income		13,024	22,505
	₩	121,899	169,426
Non-current assets
Long-term non-trade receivables	₩	2,376	—
	₩	124,275	169,426

(*) On May 16, 2022, Singapore International Arbitration Centre ruled related to Sharp’s patent contract in favor of the Group. Accordingly, compensation receivable in the amount of USD 95 million (~~W~~120,394 million) was recognized as non-trade receivables and reduction to cost of sales and other income. The balances of compensation receivable as of December 31, 2022 are USD 25 million (~~W~~31,982 million).

Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable
(c)
The aging of trade accounts and notes receivable, and other accounts receivable as of December 31, 2021 and December 31, 2022 are as follows:

(In millions of won)	December 31, 2021
	Book value			Allowance for impairment
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Current	₩	4,575,354	124,877	(1,204)	(1,932)
1-15 days past due		566	822	—	(6)
16-30 days past due		10	44	—	—
31-60 days past due		61	16	—	—
More than 60 days past due		2	521	—	(67)
	₩	4,575,993	126,280	(1,204)	(2,005)

(In millions of won)	December 31, 2022
	Book value			Allowance for impairment
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Current	₩	2,332,769	166,067	(841)	(1,721)
1-15 days past due		12,019	1,000	(4)	(9)
16-30 days past due		2,256	—	(1)	—
31-60 days past due		391	201	—	(1)
More than 60 days past due		12,354	3,936	(29)	(47)
	₩	2,359,789	171,204	(875)	(1,778)

Summary of Allowance for Impairment in Respect Of Trade Accounts and Notes Receivable and Other Accounts Receivable

The movement in the allowance for impairment in respect of trade accounts and notes receivable and other accounts receivable for the years ended December 31, 2020, 2021 and 2022 are as follows:

	Trade accounts and notes receivable
(In millions of won)	2020		2021	2022

Balance at the beginning of the year	₩	460	1,047	1,204
(Reversal of) bad debt expense		587	157	(329)
Balance at the end of the year	₩	1,047	1,204	875

(In millions of won)	Other accounts receivable
	2020		2021	2022

Balance at the beginning of the year	₩	3,322	1,778	2,005
(Reversal of) bad debt expense		(480)	227	(227)
Write-off		(1,064)	—	—
Balance at the end of the year	₩	1,778	2,005	1,778

5.
Trade Accounts and Notes Receivable, Other Accounts Receivable and Others. Continued

Summary of Other Assets
(d)
Other current assets as of December 31, 2021 and December 31, 2022 are as follows:

(In millions of won)	December 31, 2021		December 31, 2022
Advanced payments	₩	44,907	22,134
Prepaid expenses		67,540	74,420
Value added tax refundable		608,476	220,182
Right to recover returned goods		7,440	8,155
	₩	728,363	324,891